13F-NT
 			09/30/03

   			0001055957
   			ayco#200

			NONE
			1

  			John Mastriani
  			518-373-2645

  			robert.bianconi@gs.com

  			13F-NT
  			Form 13F Notice Report

			 UNITED STATES
                         SECURITIES AND EXCHANGE COMMISION
                         Washington, D.C.  20549

                         FORM 13F-NT

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2003
Check here if Amendment [   ];  Amendment Number:
This Amendment  (Check only one.):      [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:                           The Ayco Company, L.P.
Address:                        P.O. Box 8009, 855 Route 146
                                Clifton Park, New York 12065

13F File Number:                28-06738

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Mastriani
Title:  Vice President of Compliance
Phone:  518/373-2645
Signature, Place, and Date of Signing:

  John Mastriani,    Clifton Park, New York   May 10, 2001


Report Type  (Check only one.):

[  ]    13F HOLDINGS REPORT.

[ x]    13F NOTICE.

[  ]    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
No.	13F File Number   Name
1.	28-04981	  Goldman Sachs Group, Inc. (The)


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.